Cassidy & Associates
                  1504 R Street N.W.
                Washington, D.C. 20009

     Telephone: 202/387-5400               Fax: 202/745-1920





                           May 23, 2008


Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

               Re:  Form 10-12G Filing
                    Hightower Acquisition Corporation

Gentlemen:

     I enclose for the Form 10-12G for Hightower Acquisition Corporation.

     Please contact me at the above telephone or address or the email address of lwcassidy@aol.com.

                                         Sincerely,


                                         Lee W. Cassidy